Average Annual Total Returns{- Fidelity® Emerging Europe, Middle East, Africa (EMEA) Fund} - 10.31 Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund - AMCI PRO-11 - Fidelity® Emerging Europe, Middle East, Africa (EMEA) Fund
	Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund-Class A Return Before Taxes Past 1 year	Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund-Class A Return Before Taxes Past 5 years	Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund-Class A Return Before Taxes Past 10 years	Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund-Class A After Taxes on Distributions Past 1 year	Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund-Class A After Taxes on Distributions Past 5 years	Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund-Class A After Taxes on Distributions Past 10 years	Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund-Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund-Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund-Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund-Class M Return Before Taxes Past 1 year	Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund-Class M Return Before Taxes Past 5 years	Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund-Class M Return Before Taxes Past 10 years	Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund-Class C Return Before Taxes Past 1 year	Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund-Class C Return Before Taxes Past 5 years	Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund-Class C Return Before Taxes Past 10 years	Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund - Class I Return Before Taxes Past 1 year	Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund - Class I Return Before Taxes Past 5 years	Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund - Class I Return Before Taxes Past 10 years	IXY2H Past 1 year	IXY2H Past 5 years	IXY2H Past 10 years
Total	14.52%	5.96%	4.35%	13.75%	5.80%	4.26%	9.77%	4.95%	3.76%	17.01%	6.17%	4.31%	19.63%	6.42%	4.17%	21.77%	7.57%	5.30%	15.69%	3.04%	1.15%